Derivative financial liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Derivative Financial Liabilities [Abstract]
Disclosure of derivative financial liabilities
In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statements of operations and co
mprehensive income (loss).

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	12,688	—
Stock warrants issued	—	23,986
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)
Change in fair value due to foreign exchange	289	(22)

Balance, end of the period	419	12,688

Disclosure of detailed information about derivative financial liabilities
Details of the derivative financial liabilities as at December 31, 2022 are as follows:

	Warrants outstanding and exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	—	—
Warrants issued	5,729	9.69
Balance, December 31, 2021	5,729	9.69
Warrants issued	—	—

Balance, December 31, 2022	5,729	9.69

Disclosure of fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model
The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.41%	0.97%
Expected life	1.6 - 2.5 years	2.7 - 3.5 years
Expected volatility in market price of shares	89 - 106%	102 - 109%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%